AMCAP Fund®
Investment portfolio
May 31, 2026
unaudited

Common stocks 97.43% Information technology 36.71%	Shares	Value (000)
Broadcom, Inc.	16,496,579	$7,370,178
NVIDIA Corp.	32,403,102	6,841,591
Microsoft Corp.	12,152,792	5,471,673
Taiwan Semiconductor Manufacturing Co., Ltd.	43,383,983	3,261,537
Apple, Inc.	6,121,977	1,910,424
Amphenol Corp., Class A	8,826,445	1,313,022
Fair Isaac Corp. (a)	977,495	1,222,446
Applied Materials, Inc.	2,630,199	1,183,747
Entegris, Inc.	6,738,057	935,175
Western Digital Corp.	1,727,413	917,619
Synopsys, Inc. (a)	1,633,910	777,120
Salesforce, Inc.	4,038,474	771,752
CrowdStrike Holdings, Inc., Class A (a)	1,006,495	735,748
AppLovin Corp., Class A (a)	1,039,450	637,277
Micron Technology, Inc.	573,592	556,958
Arista Networks, Inc. (a)	2,988,075	476,508
Oracle Corp.	1,269,590	286,648
Shopify, Inc., Class A, subordinate voting shares (a)	2,255,179	267,712
KLA Corp.	125,000	240,214
ASML Holding NV	142,901	230,818
Ciena Corp. (a)	159,551	92,576
Lattice Semiconductor Corp. (a)	610,377	89,774
Corning, Inc.	334,593	60,615
Stripe, LLC, Class B (a)(b)(c)	217,774	13,720
		35,664,852
Consumer discretionary 16.30%
Amazon.com, Inc. (a)	22,297,709	6,034,652
Carvana Co., Class A (a)	25,173,280	1,837,649
MercadoLibre, Inc. (a)	1,036,798	1,758,047
Viking Holdings, Ltd. (a)	18,819,352	1,733,451
TopBuild Corp. (a)(d)	1,766,788	737,599
Royal Caribbean Cruises, Ltd.	2,361,102	672,040
NVR, Inc. (a)	79,357	484,459
Starbucks Corp.	4,408,506	437,147
Moncler SpA	6,239,105	406,510
Tesla, Inc. (a)	909,962	396,552
TJX Cos., Inc. (The)	2,538,395	392,817
DoorDash, Inc., Class A (a)	1,969,351	313,698
Flutter Entertainment PLC (a)	2,128,819	206,453
Hilton Worldwide Holdings, Inc.	423,385	138,726
Booking Holdings, Inc.	610,592	102,231
CAVA Group, Inc. (a)	1,155,743	89,755
D.R. Horton, Inc.	332,804	48,952
PulteGroup, Inc.	393,640	46,520
		15,837,258
AMCAP Fund — Page 1 of 7

unaudited
Common stocks (continued) Communication services 12.97%	Shares	Value (000)
Alphabet, Inc., Class A	14,745,082	$5,608,144
Alphabet, Inc., Class C	4,165,082	1,567,862
Meta Platforms, Inc., Class A	5,902,798	3,733,579
Netflix, Inc. (a)	19,630,443	1,688,611
		12,598,196
Industrials 11.14%
TransDigm Group, Inc.	1,766,968	2,223,411
Uber Technologies, Inc. (a)	20,251,141	1,425,680
General Electric Co.	3,012,722	975,399
XPO, Inc. (a)	4,326,997	927,059
United Rentals, Inc.	618,389	615,711
Trane Technologies PLC	1,346,879	607,847
Howmet Aerospace, Inc.	2,271,452	586,602
Waste Management, Inc.	2,546,850	538,557
Ingersoll-Rand, Inc.	6,432,262	460,807
Ferguson Enterprises, Inc.	1,964,159	443,841
Airbus SE, non-registered shares	1,800,000	377,284
Boeing Co. (The) (a)	1,010,890	233,667
Northrop Grumman Corp.	400,000	225,472
UL Solutions, Inc., Class A	2,169,586	215,874
Carrier Global Corp.	3,250,079	207,583
ATI, Inc. (a)	1,137,102	199,175
RTX Corp.	1,048,663	188,403
Copart, Inc. (a)	3,982,984	130,522
Rolls-Royce Holdings PLC	6,279,737	113,103
APi Group Corp. (a)	2,537,277	104,028
Old Dominion Freight Line, Inc.	84,435	19,011
		10,819,036
Health care 10.88%
Eli Lilly and Co.	4,040,826	4,465,113
Vertex Pharmaceuticals, Inc. (a)	4,651,898	2,081,911
Alnylam Pharmaceuticals, Inc. (a)	4,101,680	1,238,625
Medline, Inc., Class A (a)(e)	16,002,681	585,058
IDEXX Laboratories, Inc. (a)	732,861	412,989
Danaher Corp.	2,202,992	402,421
Thermo Fisher Scientific, Inc.	683,223	336,494
Boston Scientific Corp. (a)	6,913,184	333,976
West Pharmaceutical Services, Inc.	569,887	183,965
UnitedHealth Group, Inc.	432,987	164,669
Abbott Laboratories	1,601,358	137,076
Intuitive Surgical, Inc. (a)	286,646	121,722
Amgen, Inc.	313,496	105,582
		10,569,601
Financials 6.19%
Mastercard, Inc., Class A	3,160,314	1,561,132
Progressive Corp.	4,731,983	900,970
Affirm Holdings, Inc., Class A (a)	10,999,757	810,132
KKR & Co., Inc.	6,383,382	612,422
JPMorgan Chase & Co.	1,614,791	483,323
Morgan Stanley	1,973,142	410,413
BlackRock, Inc.	340,027	355,967
Apollo Asset Management, Inc.	2,227,575	286,711
AMCAP Fund — Page 2 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	652,094	$212,817
Blackstone, Inc.	1,208,017	141,302
Nu Holdings, Ltd., Class A (a)	10,000,000	131,300
Arthur J. Gallagher & Co.	456,476	91,802
Stifel Financial Corp.	284,317	19,945
		6,018,236
Materials 1.59%
Linde PLC	2,417,306	1,203,069
Ecolab, Inc.	1,343,122	343,839
		1,546,908
Consumer staples 1.35%
Philip Morris International, Inc.	3,930,793	697,244
Monster Beverage Corp. (a)	5,873,275	517,318
FHU US Holdings, LLC (b)(c)	22,440	92,349
		1,306,911
Energy 0.17%
EOG Resources, Inc.	814,834	108,683
ConocoPhillips	489,676	55,813
		164,496
Real estate 0.13%
CoStar Group, Inc. (a)	3,901,295	125,622
Total common stocks (cost: $48,168,400,000)		94,651,116
Preferred securities 0.84% Information technology 0.74%
Anthropic, PBC, Class H, preferred shares (a)(b)(c)	797,780	469,900
Databricks, Inc., Class L, preferred shares (a)(b)(c)	877,300	158,721
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	430,630	27,130
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	327,540	20,635
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	116,181	7,319
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	86,605	5,456
Genesys Cloud Services Topco, LLC, preferred shares (b)	11,004,799	34,996
		724,157
Industrials 0.10%
Anduril Industries, Inc., Class H, preferred shares (a)(b)(c)	1,371,946	94,599
Total preferred securities (cost: $813,997,000)		818,756
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	34,745	— (f)
Total rights & warrants (cost: $0)		— (f)
AMCAP Fund — Page 3 of 7

unaudited
Short-term securities 1.76% Money market investments 1.76%	Shares	Value (000)
Capital Group Central Cash Fund 3.67% (d)(g)	17,049,287	$1,704,758
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.53% (g)(h)	663,754	664
Capital Group Central Cash Fund 3.67% (d)(g)(h)	6,104	610
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.51% (g)(h)	200,000	200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.54% (g)(h)	200,000	200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.51% (g)(h)	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 3.49% (g)(h)	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.49% (g)(h)	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.54% (g)(h)	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (g)(h)	100,000	100
		2,174
Total short-term securities (cost: $1,706,932,000)		1,706,932
Total investment securities 100.03% (cost: $50,689,329,000)		97,176,804
Other assets less liabilities (0.03)%		(32,918)
Net assets 100.00%		$97,143,886
Investments in affiliates (d)

	Value at 3/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.76%
Consumer discretionary 0.76%
TopBuild Corp. (a)	$1,065,296	$—	$270,100	$93,749	$(151,346)	$737,599	$—
Industrials 0.00%
XPO, Inc. (a)(i)	1,271,553	—	349,681	214,533	(209,346)	—	—
Total common stocks						737,599
Short-term securities 1.76%
Money market investments 1.76%
Capital Group Central Cash Fund 3.67% (g)	3,447,931	4,375,339	6,118,174	(72)	(266)	1,704,758	25,371
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.67% (g)(h)	—	610 (j)				610	— (k)
Total short-term securities						1,705,368
Total 2.52%				$308,210	$(360,958)	$2,442,967	$25,371
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(b)	5/28/2026	$469,900	$469,900	0.48%
Databricks, Inc., Class L, preferred shares (a)(b)	12/16/2025	166,687	158,721	0.16
Anduril Industries, Inc., Class H, preferred shares (a)(b)	4/1/2026	94,599	94,599	0.10
FHU US Holdings, LLC (b)	10/14/2025	100,000	92,349	0.10
AMCAP Fund — Page 4 of 7

unaudited
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	$9,682	$27,130	0.03%
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	7,055	20,635	0.02
Stripe, LLC, Class B (a)(b)	5/6/2021-8/24/2023	8,431	13,720	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	2,502	7,319	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,475	5,456	0.01
Total		$862,331	$889,829	0.92%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	All or a portion of this security was on loan.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 5/31/2026.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2026. Refer to the investment portfolio for the security value at 5/31/2026.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
AMCAP Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,651,132	$—	$13,720	$35,664,852
Consumer discretionary	15,837,258	—	—	15,837,258
Communication services	12,598,196	—	—	12,598,196
Industrials	10,819,036	—	—	10,819,036
Health care	10,569,601	—	—	10,569,601
Financials	6,018,236	—	—	6,018,236
Materials	1,546,908	—	—	1,546,908
Consumer staples	1,214,562	—	92,349	1,306,911
Energy	164,496	—	—	164,496
Real estate	125,622	—	—	125,622
Preferred securities	—	—	818,756	818,756
Rights & warrants	—	—	— *	— *
Short-term securities	1,706,932	—	—	1,706,932
Total	$96,251,979	$—	$924,825	$97,176,804
*
Amount less than one thousand.
AMCAP Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-002-0726
AMCAP Fund — Page 7 of 7